PROMISSORY NOTE PAYABLE (Details Narrative) ¥ in Thousands, $ in Thousands				12 Months Ended
	Feb. 20, 2023 USD ($)	Jan. 03, 2023 USD ($)	Dec. 05, 2022 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Mar. 06, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 11, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 1,380				$ 1,180
Bijie Yabei New Energy Automobile Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount				$ 10	$ 1,408	¥ 10,000		$ 1,450	¥ 10,000
Debt interest rate										6.00%
Secured Promissory Note and Pledge Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment description				In 2014, Bijie Yabei New Energy Automobile Co., Ltd. (Bijie Yabei) became involved in a legal dispute with the Bijie Jinhaihu New District Management Committee (the “Plaintiff”) regarding a loan contract disagreement with the loan principal of RMB 10 million along with interest. The original judgment by the court (Case No. (2018) Qian 0502 Min Chu 7520) ruled in favor of the Plaintiff. Bijie Yabei appealed the decision, requesting the revocation and retrial or amendment of the judgment. The court of second instance in 2019 upheld the original judgment, and Bijie Yabei is now obligated to repay the loan principal and interest calculated at an annual rate of 6% from September 11, 2018, until the date of repayment.
Secured Promissory Note and Pledge Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 1,380
Debt interest rate			18.00%
Debt Instrument, Description			(i) January 6, 2023; (ii) the date that funding is received by Chijet Inc. in an amount of the amounts due hereunder after clearing the foreign exchange exit approval process in China; or (iii) the date of receipt by Chijet Inc. of the proceeds of US$10 million from the first tranche of financing.
Amended Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 280
Interest amount		$ 17
Maturity date description		January 6, 2023 to February 20, 2023
Second Amended Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 220
Interest amount	$ 13
Maturity date description	February 20, 2023, to March 22, 2023